Related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Salaries, wages and benefits	€ 1,464	€ 1,245	€ 1,073
Share-based payments	2,501	2,018	1,723
Supervisory Board’s fees	225	375	70
Total compensation to related parties	€ 4,190	€ 3,638	€ 2,866